GOODWILL (Schedule of Goodwill) (Details) - USD ($) $ in Thousands			12 Months Ended
		Nov. 14, 2016	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Beginning balance, as of January 1			$ 651,112	$ 659,657
Acquisitions	[1]		651,892
Functional currency translation adjustments			(18,294)	(8,545)
Ending balance, as of December 31			1,284,710	651,112
inContact [Member]
Goodwill [Line Items]
Acquisitions		$ 559,372
Ending balance, as of December 31		$ 559,372
Customer Engagement [Member]
Goodwill [Line Items]
Beginning balance, as of January 1			384,808	392,228
Acquisitions	[1]		651,892
Functional currency translation adjustments			(14,502)	(7,420)
Ending balance, as of December 31			1,022,198	384,808
Financial Crime and Compliance [Member]
Goodwill [Line Items]
Beginning balance, as of January 1			266,304	267,429
Acquisitions	[1]
Functional currency translation adjustments			(3,792)	(1,125)
Ending balance, as of December 31			$ 262,512	$ 266,304

[1]	including a goodwill balance of $559,372 related to the acquisition of inContact.